Goldman Sachs Small Cap Growth Fund Expense Example - Class P Shares [Member] - Goldman Sachs Small Cap Growth Fund - Institutional Shares	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	556
Expense Example, with Redemption, 10 Years	$ 1,248